Segment Information (Details) - Schedule of long-lived assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Segment Information (Details) - Schedule of long-lived assets [Line Items]
Long lived assets, net	$ 8,844,232	$ 1,286,849
United States [Member]
Segment Information (Details) - Schedule of long-lived assets [Line Items]
Long lived assets, net	8,401,351	927,322
Canada [Member]
Segment Information (Details) - Schedule of long-lived assets [Line Items]
Long lived assets, net	$ 442,881	$ 359,527